DEBT FINANCING ARRANGEMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
DEBT FINANCING ARRANGEMENTS
DEBT FINANCING ARRANGEMENTS

NOTE 5 – DEBT FINANCING ARRANGEMENTS

Financing arrangements as of June 30, 2024 and December 31, 2023 are as follows:

	2024	2023
Loans and advances (1)	$123,092	$105,092
Convertible notes payable (2)	3,353,905	3,368,260
Factoring agreements (3)	537,066	537,066
Debt – third party	$4,014,063	$4,010,418

Line of credit, related party secured by assets (4)	$2,742,929	$2,742,929
Debt– other related party, net of discounts (5)	2,015,500	2,015,500
Convertible debt – related party (6)	553,100	553,100
Shareholder debt (7)	639,345	567,620
Debt – related party	$5,950,874	$5,879,149

Total financing arrangements	$9,964,937	$9,889,567

Less current portion:
Loans, advances and factoring agreements – third party	$(660,158)	$(642,158)
Convertible notes payable third party	(3,353,905)	(3,368,260)
Debt – related party, net of discount	(5,397,774)	(5,326,049)
Convertible notes payable– related party	(553,100)	(553,100)
	(9,964,937)	(9,889,567)
Total long term debt	$-	$-

__________

(1) The terms of $40,000 of this balance are similar to that of the Line of Credit which bears interest at adjustable rates, 1 month LIBOR plus 2%, 7.68% as of June 30, 2024, and is secured by assets of the Company, was due August 31, 2020.

Effective September 30, 2020, we entered into a Purchase Agreement by which we agreed to purchase the 500,000 outstanding Series A Preferred shares of InnovaQor, Inc., our majority owned subsidiary, in an agreed amount of $350,000 in cash or common stock, if not paid in cash, at the five day average price preceding the date of the request for effectiveness after the filing of a registration statement on Form S-1. This was modified December 28 and 29, 2020, to provide for registration of 7,500,000 common shares for resale at the market price. Any balance due on notes will be calculated after an accounting for the net sales proceeds from sale of the stock by February 28, 2021 and may be paid in cash or stock thereafter. The Series A Preferred shares are being purchased from the Michael A. Littman, Atty. Defined Benefit Plan. The $350,000 was included as a Note Payable in prior years and bore no interest. During the year ended December 31, 2021, it was determined the there was a deficiency of approximately $185,000 from net sales proceeds which is accounted for as of June 30, 2024 in accounts payable.

The Company purchased all of the 500,000 Series A Super Majority Voting Preferred Shares of ASHI for a convertible note payable of $500,000 due in 180 days which bears interest at 6.0% per annum and is convertible to shares of the Company’s common stock at 85% of the volume weighted average price for the preceding 5 market trading days.  The ASHI convertible note payable was valued at $508,553 upon acquisition.

The remaining balances generally bear interest at approximately 10%, have maturity dates that are due on demand or are past due, are unsecured and are classified as current in the balance sheets.

(2) During 2017, the Company issued convertible promissory notes in the amount of $67,000 (comprised of $62,000 from two related parties and $5,000 from a former officer of CDH), all which were due May 1, 2020 and bear 6% annual interest (12% default interest rate). The convertible promissory notes are convertible, as amended, at $0.25 per share. These convertible promissory notes were not repaid May 1, 2020, and are delinquent.  The Company is working to renegotiate these promissory notes.

On June 11, 2019, the Company consummated a Securities Purchase Agreement with EMA Financial, LLC. (“EMA”) for the purchase of a $250,000 Convertible Promissory Note (“EMA Convertible Promissory Note”). The EMA Convertible Promissory Note was due June 11, 2020, paid interest at the rate of 12% (principal amount increases 200% and interest rate increases to 24% under default) per annum and gave the holder the right from time to time to convert all of the outstanding balance into common stock of the Company limited to 4.99% of the outstanding common stock of the Company. The conversion price was 55% multiplied by the lowest traded price for the common stock during the previous 25 trading days prior to the applicable conversion date. Prior to December 31, 2020, EMA converted $35,366 of principal into 147,700,000 shares of common stock of the Company. 1,000,000 warrants were issued in conjunction with the issuance of this debt expired during the six months ended June 30,

Dated May 14, 2024, the Company and EMA entered into a Settlement Agreement and Release (“EMA Settlement”) whereby the Company agrees to pay EMA $451,765 (“Settlement Amount”), and any accrued interest thereon at 6%, from proceeds of the Company’s financing related to an intended uplist to a major stock exchange.  The Company is to notify EMA of the uplist and within 10 business days allow EMA to elect for payment in cash, which is to be at 116% of amounts outstanding at that time, or the option to convert any outstanding amounts to tradeable common stock of the Company.  The conversion price would be 75% of the 30-day average market closing price of the Company’s common stock for the previous thirty business days.   Conversion can take place at the earlier of the uplist or January 1, 2025.  A default judgement was agreed to by the Company which would allow EMA to file for default judgement under any default under the EMA Settlement for the Settlement Amount and accrued interest at 24%. As such, this has been accounted for as troubled debt restructuring. See Note 5 for troubled debt restructuring. The principal and accrued interest balances owning to EMA at June 30, 2024 is $524,048 and $22,588 respectively.

On October 6, 2021, TPT Global Tech, Inc. and FirstFire Global Opportunities Fund, LLC. entered into a convertible promissory note totaling $1,087,000 and a securities purchase agreement (“FirstFire Note”). The FirstFire Note has an original issue discount of 8% and bears interest at 10%, with a default rate of 24%, and is convertible into shares of the Company’s common stock.  There is a mandatory 2024conversion in the event a Nasdaq Listing prior to nine months from funding for which the Holder’s principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Holder at the lower of (1) 75% of the two lowest trade prices during the fifteen consecutive trading day period ending on the trading day immediately prior to the applicable conversion date or (2) discount to market based on subsequent financings with other investors. Subsequent debt issuances have lowered this price to $0.025 per share, adjusted to $.0075 subsequent to December 31, 2021. The Holder was given registration rights. The FirstFire Note may be prepaid in whole or in part of the outstanding balances at 115% prior to maturity. 225,000,000 common shares of the Company have been reserved with the transfer agent for possible conversion and exercise of warrants. Warrants to purchase 55,000,000 shares of common stock at 110% of the opening price on the first day the Company trades on the Nasdaq exchange were issued to the Holder.  Through June 30, 2024, FirsFire Global Opportunities Fund exercised its right to convert $846,160 of principal into 727,000,000 shares of common shares leaving a principal and accrued interest balance at June 30, 2024 of $512,590 in principal and $752,612 in accrued interest.  See below regarding derivative securities in default and Note 12 for conversions subsequent to June 30, 2024.

On October 3, 2021, TPT Global Tech, Inc. and Cavalry Investment Fund LP entered into a convertible promissory note totaling $271,250 and a securities purchase agreement (“Cavalry Investment Note”). The Cavalry Investment Note has an original issue discount of 8% and bears interest at 10%, with a default rate of 24%, and is convertible into shares of the Company’s common stock.  There is a mandatory conversion in the event a Nasdaq Listing prior to nine months from funding for which the Holder’s principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Holder at the lower of (1) 75% of the two lowest trade prices during the fifteen consecutive trading day period ending on the trading day immediately prior to the applicable conversion date or (2) discount to market based on subsequent financings with other investors. Subsequent debt issuances have lowered this price to $0.025 per share, adjusted to $.0075 subsequent to December 31, 2021. The Holder was given registration rights. The Cavalry Investment Note may be prepaid in whole or in part of the outstanding balances at 115% prior to maturity. 56,250,000 common shares of the Company have been reserved with the transfer agent for possible conversion and exercise of warrants. Warrants to purchase 13,750,000 shares of common stock at 110% of the opening price on the first day the Company trades on the Nasdaq exchange were issued to the Holder.  Through June 30, 2024, Cavalry Investment Fund exercised its right to convert $67,000 of principal into 55,833,334 shares of common stock leaving a principal and accrued interest balance at June 30, 2024 of $272,688 and $170,317, respectively.  See below regarding derivative securities in default.

On October 3, 2021, TPT Global Tech, Inc. and Cavalry Fund I, LP entered into a convertible promissory note totaling $815,250 and a securities purchase agreement (“Cavalry Fund I Note”). The Cavalry Fund I Note has an original issue discount of 8% and bears interest at 10%, with a default rate of 24%, and is convertible into shares of the Company’s common stock.  There is a mandatory conversion in the event a Nasdaq Listing prior to nine months from funding for which the Holder’s principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Holder at the lower of (1) 75% of the two lowest trade prices during the fifteen consecutive trading day period ending on the trading day immediately prior to the applicable conversion date or (2) discount to market based on subsequent financings with other investors. Subsequent debt issuances have lowered this price to $0.0075 per share. The Holder was given registration rights. The Cavalry Fund I Note may be prepaid in whole or in part of the outstanding balances at 115% prior to maturity. 168,750,000 common shares of the Company have been reserved with the transfer agent for possible conversion and exercise of warrants. Warrants to purchase 41,250,000 shares of common stock at 110% of the opening price on the first day the Company trades on the Nasdaq exchange were issued to the Holder. Through June 30, 2024, Cavalry Fund I exercised its right to convert $192,230 of principal and penalties into 168,750,000 shares of common stock leaving a principal and accrued interest balance at June 30, of $826,833 and $513,639.  See below regarding derivative securities in default.

On January 31, 2022, TPT Global Tech, Inc. and Blue Lake Partners, LLC entered into a convertible promissory note totaling $271,750 and a securities purchase agreement (“Blue Lake Note”). The Blue Lake Note is due twelve months from funding, has an original issue discount of 8% and interest rate at 10% per annum (default, as defined, at 16%). There is an optional conversion in the event a Nasdaq Listing prior to nine months from funding for which the Holder’s principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Holder at $0.0075. The Holder was given registration rights. The Blue Lake Note may be prepaid in whole or in part of the outstanding balances at 100% prior to maturity unless the Holder chose to convert their balances into common stock which they have three days to do so. 73,372,499 common shares of the Company have been reserved with the transfer agent for possible conversion and exercise of warrants. Warrants, expiring five years from issuance, were issued to exercise up to 9,058,333 warrants to purchase 9,058,333 common shares at $0.015, provided, however, that if the Company consummates an Uplist Offering on or before July 6, 2022 then the exercise price shall equal 110% of the offering price at which the Uplist Offering is made. The Company and the holder executed the securities purchase agreement in accordance with and in reliance upon the exemption from securities registration for offers and sales to accredited investors afforded, inter alia, by Rule 506 under Regulation D as promulgated by the SEC under the 1933 Act, and/or Section 4(a)(2) of the 1933 Act.  Through June 30, 2024, Blue Lake exercised its right to convert $360,447 of principal, interest and penalties into 48,059,600 of common shares leaving a balance of $8,165 in principal and $0 of accrued interest as of June 30, 2024.  See below regarding derivative securities in default.

On June 13, 2022, TPT Global Tech, Inc. and 1800 Diagonal Lending LLC entered into a $200,760 promissory note agreement (1800 Diagonal Note”). The 1800 Diagonal Note has an original issue discount of 12%, or $21,510, and bears interest at 22%, and is convertible into shares of the Company’s common stock only under default, as defined. 10 payments of $22,485 beginning on July 30, 2022 are to be made each month totaling $224,851. At any time following default, as defined, conversion rights exist at a discount rate of 25% of the lowest trading price for the Company’s common stock during the previous 10 trading days prior to conversion. 194,676,363 common shares of the Company had been reserved with the transfer agent for possible conversion under a default. Through June 30, 2024, 1800 Diagonal exercised its right to convert $236,094 of principal and interest into 190,987,049 of common shares leaving a balance of $0 in principal and accrued interest as of June 30, 2024.  See below regarding derivative securities in default.

On February 8, 2023, TPT Global Tech, Inc. and 1800 Diagonal Lending LLC entered into a $81,675 promissory note agreement (1800 Diagonal Note #2”). The 1800 Diagonal Note #2 has an original issue discount of 9%, or $7,425, and bears interest at 9%, 22% upon default, and is convertible into shares of the Company’s common stock only under default, as defined.  Total of $81,675 plus and accrued interest is due February 8, 2024. A penalty on the principal balance has been accrued of $40,838 because of defaults of covenants on other financing arrangements. At any time following default, as defined, conversion rights exist at a discount rate of 25% of the lowest trading price for the Company’s common stock during the previous 10 trading days prior to conversion. 150,000,000 common shares of the Company had been reserved with the transfer agent for possible conversion under a default. Through June 30, 2024, 1800 Diagonal Lending LLC has exercised its right to convert $170,291 in principal or interest into 794,105,601 common shares leaving a balance of $0 in principal and accrued interest as of June 30, 2024.  See below regarding derivative securities in default.

On February 9, 2023, TPT Global Tech, Inc. and FirstFire Global Opportunities Fund, LLC (“First Fire”) entered into a $330,000 promissory note agreement (Firstfire Note #2”). The FirstFire Note #2 has an original issue discount of 9%, or $30,000, and bears interest at 10%, 20% upon default, and is convertible into shares of the Company’s common stock only under default, as defined.  $33,000 of interest is considered earned at the issue date.  Total of $330,000 plus accrued interest is due February 8, 2024. A penalty on the principal balance has been accrued of $165,000 because of defaults of covenants on other financing arrangements. Conversion rights exist that at any time after issuance, the FirstFire Note #2 can be exchanged for shares of common stock at $.0012 per share. 350,000,000 common shares of the Company’s common stock have been reserved with the transfer agent for possible conversion. Through June 30, 2024, First Fire has not exercised its right to convert any balances into common shares leaving a balance of $495,000 in principal and $163,350 in accrued interest as of June 30, 2024.

Dated October 31, 2023, but consummated on November 8, 2023, TPT Global Tech, Inc. and 1800 Diagonal Lending LLC entered into a 9% Convertible Promissory Note totaling $83,750 (the “1800 Diagonal Note #3”). The 1800 Diagonal Note #3 bears interest at 9%, 22% upon default, is due August 15, 2024 and is convertible, with any outstanding accrued interest or fees, into restricted shares of Common Stock of the Company at a discount of 39% of the market. There are no warrants or options attached to this Note. The Company has initially reserved 600,000,000 shares of Common Stock for conversion pursuant to the Note. Through June 30, 2024, 1800 Diagonal has exercised its right to convert $129,280 in principal, interest and any default amounts into 688,074,972 common shares leaving a balance of $0 in principal and accrued interest as of June 30, 2024.  See below regarding derivative securities in default.

Dated February 7, 2024, but consummated on February 12, 2024, TPT Global Tech, Inc. and 1800 Diagonal Lending LLC entered into a Convertible Promissory Note (“1800 Diagonal Note #4”) totaling $92,000.  The 1800 Diagonal Note #4, upon the terms and subject to certain general limitations and conditions, bears an interest rate of 22% including a one-time earned interest charge of 12% or $11,040, resulted in cash received by the Company of $75,000 net of expenses and discount of $12,000. Required payments shall be 9 monthly payments of $11,449 starting March 15, 2024 with a total payback of $103,040. The Holder may convert the outstanding unpaid principal amount into restricted shares of Common Stock of the Company at a discount of 35% of the Market Price, as indicated or upon default. There are no warrants or options attached to this Note. The Company has initially reserved 750,000,000 shares of Common Stock for conversion pursuant to the 1800 Diagonal Note #4.  As a condition of funding this 1800 Diagonal Note #4, the Company increased share reserves on previous 1800 Diagonal Lending Notes by 750,000,000 shares. 1800 Diagonal has not exercised its right to convert any balances into common shares leaving a balance of $120,827 in principal and $7,872 in accrued interest as of June 30, 2024.

Dated March 25, 2024, TPT Global Tech, Inc. and 1800 Diagonal Lending LLC entered into a Convertible Promissory Note (“1800 Diagonal Note #5”) totaling $66,000.  The 1800 Diagonal Note #5, upon the terms and subject to certain general limitations and conditions, bears an interest rate of 22% including a one-time earned interest charge of 19% or $12,540, resulted in cash received by the Company of $50,000 net of expenses and discount of $11,000. Required payments shall be $47,124 on September 30, 2024 and $10,472 on each of October 30 2024, November 30, 2024 and December 30, 2024 with a total payback of $78,540. The Holder may convert the outstanding unpaid principal amount into restricted shares of Common Stock of the Company at a discount of 39% of the Market Price, as indicated or upon default. There are no warrants or options attached to this Note. The Company has initially reserved 1,400,000,000 shares of Common Stock for conversion pursuant to the 1800 Diagonal Note #5. 1800 Diagonal has not exercised its right to convert any balances into common shares leaving a balance of $66,000 in principal and $1,393 in accrued interest as of June 30, 2024.

On May 14, 2024, TPT Global Tech, Inc. and FirstFire Global Opportunities Fund, LLC (“First Fire”) entered into a $83,333 promissory note agreement (Firstfire Note #3”). The FirstFire Note #3 has an original issue discount of 10%, or $8,333, and bears interest at 10%, 24% upon default, and is convertible into shares of the Company’s common stock at the lower of $0.001 per share or 75% of the average of the two lowest closing trading prices during the fifteen consecutive trading days prior to the conversion. $8,333 of interest is considered earned at the issue date. Total of $83,333 plus accrued interest, or any principal or accrued interest remaining outstanding, is due nine months from the issue date. 1,250,000,000 common shares of the Company’s common stock have been reserved with the transfer agent for possible conversion. FirstFire has not exercised its right to convert any balances into common shares leaving a balance of $83,333 in principal and $347 in accrued interest as of June 30, 2024.

The Company entered into a convertible note payable March 27, 2023 with Michael Littman, Atty Defined Benefit Plan for the acquisition of 500,000 Series A Super Majority Voting Preferred Shares of ASHI due in 180 days, bearing interest at 6.0% per annum (12% default rate) and is convertible into shares of the Company’s common stock at 85% of the volume weighted average price for the preceding five market trading days.  Michael Littman, Atty Defined Benefit Plan has not exercised its right to convert any balances into common shares leaving a balance of $500,000 in principal and $60,000 in accrued interest as of June 30, 2024.

The Company is in default under many of its derivative financial instruments and has accounted for these defaults under each agreements default provisions. In February 2022, the Company defaulted on its FirstFire, Cavalry Investment, and Cavalry Fund I Notes for failure to uplist within one hundred twenty (120) days from the date of the Notes. 1800 Diagonal and 1800 Diagonal #2 were in default from cross default provisions. In total, $957,729 was recorded as interest expense in prior years representing additional principal and interest because of default. Notice of default was received from EMA for not reserving enough shares for conversion and for not having filed a Form S-1 Registration Statement with the Securities and Exchange Commission. A settlement agreement was reached with EMA.  It was the intent of the Company to pay back all derivative securities prior to the due dates but that has not occurred. See Note 9 Other Commitments and Contingencies.

(3) On April 1, 2022, the Company entered into a Future Receivable Sale and Purchase Agreement (“Mr. Advance Agreement”) with Mr. Advance LLC (”Mr. Advance”). The balance to be purchased and sold is $411,000 for which the Company received $270,715, net of fees. Under the Mr. Advance Agreement, the Company is to pay $8,935 per week for 46 weeks at an effective interest rate of approximately 36% annually.   The Company is in default with this Agreement for non-payment and is working to restructure its terms. The balance outstanding as of June 30, 2024 is $214,484 net of discounts and payments made.

On April 1, 2022, the Company entered into a Future Receipts Sale and Purchase Agreement (“CLOUDFUND Agreement”) with CLOUDFUND LLC (”CLOUDFUND”). The balance to be purchased and sold is $411,000 for which the Company received $272,954, net of fees. Under the CLOUDFUND Agreement, the Company is to pay $8,935 per week for 46 weeks at an effective interest rate of approximately 36% annually.  The Company is in default with this Agreement for non-payment and is working to restructure its terms.

The balance outstanding as of June 30, 2024 is $244,670, net of discounts.

On April 27, 2022, the Company entered into a Future Receivables Sale and Purchase Agreement (“Fox Capital Agreement”) with Fox Capital Group, Inc. (”Fox Capital”). The balance to be purchased and sold is $138,000 for which the Company received $90,000, net of fees. Under the Fox Capital Agreement, the Company is to pay $4,313 per week for 32 weeks at an effective interest rate of approximately 36% annually.  The Company is in default with this Agreement for non-payment and is working to restructure its terms.

The balance outstanding as of June 30, 2024 is $78,313, net of discounts.

(4) The Line of Credit originated with a bank and was secured by the personal assets of certain shareholders of Copperhead Digital. During 2016, the Line of Credit was assigned to the Copperhead Digital shareholders, who subsequent to the Copperhead Digital acquisition by TPTG became shareholders of TPTG, and the secured personal assets were used to pay off the bank. The Line of Credit bears a variable interest rate based on the 1 Month LIBOR plus 2.0%, 7.68% as of June 30, 2024, is payable monthly, and is secured by the assets of the Company. 1,000,000 shares of Common Stock of the Company have been reserved internally to accomplish raising the funds to pay off the Line of Credit. Since assignment of the Line of Credit to certain shareholders, which balance on the date of assignment was $2,597,790, those shareholders have loaned the Company $445,600 under the similar terms and conditions as the line of credit but most of which were also given stock options totaling $85,120 which expired as of December 31, 2019 (see Note 8) and was due, as amended, August 31, 2020.  $300,461 of the principal balance was exchanged for 60,092 shares of Series E Preferred Stock in April 2022.  See Note 7.

During the years ended December 31, 2019 and 2018, those same shareholders and one other have loaned the Company money in the form of convertible loans of $136,400 and $537,200, respectively, described in (2) and (6).

(5) $350,000 represents cash due to the prior owners of the technology acquired in December 2016 from the owner of the Lion Phone which is due to be paid as agreed by the Company and the former owners of the Lion Phone technology and has not been determined.

$4,000,000 represents a promissory note included as part of the consideration of VuMe, formerly ViewMe Live technology acquired in 2017, later agreed to as being due and payable in full, with no interest with $2,000,000 from debt proceeds and the remainder from proceeds from a second Company public offering.

$1,000,000 represents a promissory note which was entered into on May 6, 2020 for the acquisition of Media Live One Platform from Steve and Yuanbing Caudle for the further development of software. This was expensed as research and development in the year ended December 31, 2020. This $1,000,000 promissory note is non-interest bearing, due after funding has been received by the Company from its various investors and other sources. Mr. Caudle is a principal with the Company’s VuMe technology.

Both the $4,000,000 and $1,000,000 promissory notes related to the VuMe technology and Media Live One Platform were exchanged through a Software Acquisition Agreement dated as of March 25, 2022 for shares of the Company’s Series E Preferred Stock.  See Note 8.  In this same agreement, the Company agreed to pay Mr. and Mrs. Caudle $1,750,000 for additional developed software that will be used with the VuMe technology which was expensed as research and development during the year ended December 31, 2022.  $200,000 had been paid and was accounted for as a deposit as of December 31, 2021.  Subsequently, this was used against the purchase price and the remainder was setup as a note payable as of December 31, 2022. $550,000 to be paid from first proceeds raised by the Company and $1,000,000 as agreed by the Company and Mr. and Mrs. Caudle.

$115,500 represents part of a $500,000 Note Payable related to the acquisition of 75% of Air Fitness, payable six months from the date of the note or as agreed by the Company out of future capital raising efforts.  During 2022, $384,500 of the Note Payable and $49,985 of accrued interest were exchanged for 104,961 Series E Preferred Shares.

(6) During 2018, the Company issued convertible promissory notes in the amount of 537,200 to related parties and $10,000 to a non-related party which bear interest at 6% (11% default interest rate), are due 30 months from issuance and are convertible into Series C Preferred Stock at $1.00 per share.  $106,000 of these notes were exchanged for 21,200 shares of Series E Preferred Stock in April 2022 and $19,400 were repaid prior to December 31, 2021.

(7) The bank loan we previously had with Crestmark Bank, later known as Pathward Bank, was paid off by Michael Murphy in December 2023, a related party who had guaranteed the loan.  The terms and conditions with Mr. Murphy have not been put in writing but the intent as communicated by Mr. Murphy is for the new terms to simulate terms and conditions as was with Crestmark Bank and have the Company pay monthly interest payments, for now.  The bank loan principal was for $360,000 dated May 28, 2019 which bore interest at Prime plus 6%, 14.5% as of December 31, 2023 and, as amended, was interest only through October 3, 2023 at which time the monthly payment of principal and interest of $40,000 was required until the due date of May 1, 2024. The bank loan was collateralized by the assets of the Company and guaranteed by Mr. Murphy.  This loan was considered in default when Mr. Murphy paid it off, which payoff was approximately $397,000 including accrued interest and penalties.

The other shareholder debt represents funds given to TPTG or subsidiaries by officers and managers of the Company as working capital. There are no written terms of repayment or interest that is being accrued to these amounts and they will only be paid back, according to management, if cash flows support it. They are classified as current in the balance sheets.

TROUBLED DEBT RESTRUCTURING

On June 11, 2019, the Company consummated a Securities Purchase Agreement with EMA Financial, LLC. (“EMA”) for the purchase of a $250,000 Convertible Promissory Note (“EMA Convertible Promissory Note”). The EMA Convertible Promissory Note was due June 11, 2020, paid interest at the rate of 12% (principal amount increases 200% and interest rate increases to 24% under default) per annum and gave the holder the right from time to time to convert all of the outstanding balance into common stock of the Company limited to 4.99% of the outstanding common stock of the Company. The conversion price was 55% multiplied by the lowest traded price for the common stock during the previous 25 trading days prior to the applicable conversion date. Prior to December 31, 2020, EMA converted $35,366 of principal into 147,700,000 shares of common stock of the Company. 1,000,000 warrants were issued in conjunction with the issuance of this debt expired during the six months ended June 30,

Dated May 14, 2024, the Company and EMA entered into a Settlement Agreement and Release (“EMA Settlement”) whereby the Company agrees to pay EMA $451,765 (“Settlement Amount”), and any accrued interest thereon at 6%, from proceeds of the Company’s financing related to an intended uplist to a major stock exchange.  The Company is to notify EMA of the uplist and within 10 business days allow EMA to elect for payment in cash, which is to be at 116% of amounts outstanding at that time, or the option to convert any outstanding amounts to tradeable common stock of the Company.  The conversion price would be 75% of the 30-day average market closing price of the Company’s common stock for the previous thirty business days.   Conversion can take place at the earlier of the uplist or January 1, 2025.  A default judgement was agreed to by the Company which would allow EMA to file for default judgement under any default under the EMA Settlement for the Settlement Amount and accrued interest at 24%. As such, the principal and accrued interest balances owning to EMA at June 30, 2024 is $524,048 and $22,588, respectively.

We were named in a lawsuit by a collection law firm on behalf of American Tower and related entities, against TPT Global Tech, Inc.  The claim derived from an outstanding debt or unpaid tower lease payments. The Company believed it has several defenses to this claim and was communicating with opposing counsel for negotiations of the claims which amounted to $2,891,886, including payment due for all future tower payments not yet incurred under various tower lease agreements.  The Company had accounted for approximately $2,962,839 in payables and operating lease liabilities on its consolidated balance sheet as of March 31, 2024 for this liability.  On June 11, 2024, American Tower received a summary judgment in the US District Court for the District of Colorado for these claims which amounted to $3,977,702, including $1,062,873 in accrued interest and legal fees.  On June 25, 2024, the Company and American Tower entered into a Settlement Agreement to be paid of $1,000,000 for past due tower payments, $85,000 in attorney fees and $1,000,000 in costs to remove the Company’s equipment from American Tower’s towers.  This later amount can be reduced as the Company itself removes the equipment.  Payment is due no later than December 31, 2024.  Default under the Settlement Agreement falls under a Confession of Judgement signed by the Company for $2,085,000, or lessor for any amounts previously paid.

The Company recognized a gain on troubled debt restructuring during the six months ended June 30, 2024 in relation to the EMA Settlement of $3,938,347.  This is comprised of a reversal of accrued interest of $523,360 and a reduction in the derivative liability related to the EMA Debt of $3,414,987 when current terms of the EMA Settlement are compared to the original terms and balances as of the settlement date.  The $3,938,347 is included in the overall gain on troubled debt restructuring for the six months ended June 30, 2024 of $4,681,075.  The remaining balance of $742,728 relates to excess amounts recorded for accrued tower and other payments and the NPV of future lease liability amounts compared to terms of the American Tower Settlement Agreement. Basic EPS was effected by $0.00 as a result of these gains.  See Note 8.

	Accrued Interest Before	Accrued Interest After	Derivative Balance Before	Derivative Balance After	Accrued Tower and Other Payables Before	Accrued Tower and Other Payables After	NPV of Future Lease Payments Before	NPV of Future Lease Payments After
EMA	$523,360	—	3,594,723	179,736	—	—	—	—
American Tower	—	—	—	—	2,385,634	2,085,000	601,865	159,771

See Lease financing arrangement in Note 8.

NOTE 5 – DEBT FINANCING ARRANGEMENTS

Financing arrangements as of December 31, 2023 and 2022 are as follows:

	2023		2022
Loans and advances (1)		$105,092	$470,092
Convertible notes payable (2)		3,368,260	3,054,869
Factoring agreements (3)		537,066	577,177
Debt – third party		$4,010,418	$4,102,138

Line of credit, related party secured by assets (4)		$2,742,929	$2,742,929
Debt– other related party, net of discounts (5)		2,015,500	2,015,500
Convertible debt – related party (6)		553,100	553,100
Shareholder debt (7)		567,620	4,150
Debt – related party		$5,879,149	$5,315,679

Total financing arrangements		$9,889,567	$9,417,817

Less current portion:
Loans, advances and factoring agreements – third party		$(642,158)	$(902,809)
Convertible notes payable third party		(3,368,260)	(3,054,869
Debt – related party, net of discount		(5,326,049)	(4,762,579)
Convertible notes payable– related party		(553,100)	(553,100)
		(9,889,567)	(9,273,357)
Total long term debt	$	---	$144,460

_____________________________

(1) The terms of $40,000 of this balance are similar to that of the Line of Credit which bears interest at adjustable rates, 1 month LIBOR plus 2%, 7.46% as of December 31, 2023, and is secured by assets of the Company, was due August 31, 2020, as amended, and included 8,000 stock options as part of the terms which options expired December 31, 2019 (see Note 7).

On June 4, 2019, the Company consummated a Securities Purchase Agreement with Odyssey Capital Funding, LLC. (“Odyssey”) for the purchase of a $525,000 Convertible Promissory Note (“Odyssey Convertible Promissory Note”). The Odyssey Convertible Promissory Note was due June 3, 2020, paid interest at the rate of 12% (24% default) per annum and gave the holder the right from time to time, and at any time during the period beginning six months from the issuance date to convert all of the outstanding balance into common stock of the Company limited to 4.99% of the outstanding common stock of the Company. The conversion price was 55% multiplied by the average of the two lowest trading prices for the common stock during the previous 20 trading days prior to the applicable conversion date. The Odyssey Convertible Promissory Note could be prepaid in full at 125% to 145% up to 180 days from origination. Through June 3, 2020, Odyssey converted $49,150 of principal and $4,116 of accrued interest into 52,961,921 shares of common stock of the Company. On June 8, 2020, Odyssey agreed to convert the remaining principal and accrued interest balance on the Odyssey Convertible Promissory Note of $475,850 and $135,000, respectively, to a term loan payable in six months in the form of a balloon payment, earlier if the Company has a funding event, bearing simple interest on the unpaid balance of 0% for the first three months and then 10% per annum thereafter.  During April 2022, Odyssey accepted to exchange all of its outstanding principal and interest of $685,682 into 137,136 of TPT Series E Preferred Shares.

Effective September 30, 2020, we entered into a Purchase Agreement by which we agreed to purchase the 500,000 outstanding Series A Preferred shares of InnovaQor, Inc., our majority owned subsidiary, in an agreed amount of $350,000 in cash or common stock, if not paid in cash, at the five day average price preceding the date of the request for effectiveness after the filing of a registration statement on Form S-1. This was modified December 28 and 29, 2020, to provide for registration of 7,500,000 common shares for resale at the market price. Any balance due on notes will be calculated after an accounting for the net sales proceeds from sale of the stock by February 28, 2021 and may be paid in cash or stock thereafter. The Series A Preferred shares are being purchased from the Michael A. Littman, Atty. Defined Benefit Plan. The $350,000 was included as a Note Payable in prior years and bore no interest. During the year ended December 31, 2021, it was determined the there was a deficiency of approximately $185,000 from net sales proceeds which is accounted for as of December 31, 2023 in accounts payable.

The Company purchased all of the 500,000 Series A Super Majority Voting Preferred Shares of ASHI for a convertible note payable of $500,000 due in 180 days which bears interest at 6.0% per annum and is convertible to shares of the Company’s common stock at 85% of the volume weighted average price for the preceding 5 market trading days.  The ASHI convertible note payable was valued at $508,553 upon acquisition.

The remaining balances generally bear interest at approximately 10%, have maturity dates that are due on demand or are past due, are unsecured and are classified as current in the balance sheets.

(2) During 2017, the Company issued convertible promissory notes in the amount of $67,000 (comprised of $62,000 from two related parties and $5,000 from a former officer of CDH), all which were due May 1, 2020 and bear 6% annual interest (12% default interest rate). The convertible promissory notes are convertible, as amended, at $0.25 per share. These convertible promissory notes were not repaid May 1, 2020, and are delinquent.  The Company is working to renegotiate these promissory notes.

On June 11, 2019, the Company consummated a Securities Purchase Agreement with EMA Financial, LLC. (“EMA”) for the purchase of a $250,000 Convertible Promissory Note (“EMA Convertible Promissory Note”). The EMA Convertible Promissory Note is due June 11, 2020, pays interest at the rate of 12% (principal amount increases 200% and interest rate increases to 24% under default) per annum and gives the holder the right from time to time to convert all of the outstanding balance into common stock of the Company limited to 4.99% of the outstanding common stock of the Company. The conversion price is 55% multiplied by the lowest traded price for the common stock during the previous 25 trading days prior to the applicable conversion date. The EMA Convertible Promissory Note may be prepaid in full at 135% to 150% up to 180 days from origination. Prior to December 31, 2020, EMA converted $35,366 of principal into 147,700,000 shares of common stock of the Company.  As such, the principal and accrued interest balances owning to EMA at December 31, 2023 is $527,216 and $479,781, respectively. 1,000,000 warrants were issued in conjunction with the issuance of this debt. See Note 8.  See below regarding derivative securities in default.

On October 6, 2021, TPT Global Tech, Inc. and FirstFire Global Opportunities Fund, LLC. entered into a convertible promissory note totaling $1,087,000 and a securities purchase agreement (“FirstFire Note”). The FirstFire Note has an original issue discount of 8% and bears interest at 10%, with a default rate of 24%, and is convertible into shares of the Company’s common stock.  There is a mandatory conversion in the event a Nasdaq Listing prior to nine months from funding for which the Holder’s principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Holder at the lower of (1) 75% of the two lowest trade prices during the fifteen consecutive trading day period ending on the trading day immediately prior to the applicable conversion date or (2) discount to market based on subsequent financings with other investors. Subsequent debt issuances have lowered this price to $0.025 per share, adjusted to $.0075 subsequent to December 31, 2021. The Holder was given registration rights. The FirstFire Note may be prepaid in whole or in part of the outstanding balances at 115% prior to maturity. 225,000,000 common shares of the Company have been reserved with the transfer agent for possible conversion and exercise of warrants. Warrants to purchase 55,000,000 shares of common stock at 110% of the opening price on the first day the Company trades on the Nasdaq exchange were issued to the Holder.  Through December 31, 2023, the Company exercised its right to convert $660,660 of principal into 462,000,000 shares of common shares leaving a principal and accrued interest balance at December 31, 2023 of $698,090 in principal and $664,028 in accrued interest.  See below regarding derivative securities in default.

On October 3, 2021, TPT Global Tech, Inc. and Cavalry Investment Fund LP entered into a convertible promissory note totaling $271,250 and a securities purchase agreement (“Cavalry Investment Note”). The Cavalry Investment Note has an original issue discount of 8% and bears interest at 10%, with a default rate of 24%, and is convertible into shares of the Company’s common stock.  There is a mandatory conversion in the event a Nasdaq Listing prior to nine months from funding for which the Holder’s principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Holder at the lower of (1) 75% of the two lowest trade prices during the fifteen consecutive trading day period ending on the trading day immediately prior to the applicable conversion date or (2) discount to market based on subsequent financings with other investors. Subsequent debt issuances have lowered this price to $0.025 per share, adjusted to $.0075 subsequent to December 31, 2021. The Holder was given registration rights. The Cavalry Investment Note may be prepaid in whole or in part of the outstanding balances at 115% prior to maturity. 56,250,000 common shares of the Company have been reserved with the transfer agent for possible conversion and exercise of warrants. Warrants to purchase 13,750,000 shares of common stock at 110% of the opening price on the first day the Company trades on the Nasdaq exchange were issued to the Holder.  Through December 31, 2023, the Company exercised its right to convert $67,000 of principal into 55,833,334 shares of common stock leaving a principal and accrued interest balance at December 31, 2023 of $272,688 and $137,595, respectively.  See below regarding derivative securities in default.

On October 3, 2021, TPT Global Tech, Inc. and Cavalry Fund I, LP entered into a convertible promissory note totaling $815,250 and a securities purchase agreement (“Cavalry Fund I Note”). The Cavalry Fund I Note has an original issue discount of 8% and bears interest at 10%, with a default rate of 24%, and is convertible into shares of the Company’s common stock.  There is a mandatory conversion in the event a Nasdaq Listing prior to nine months from funding for which the Holder’s principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Holder at the lower of (1) 75% of the two lowest trade prices during the fifteen consecutive trading day period ending on the trading day immediately prior to the applicable conversion date or (2) discount to market based on subsequent financings with other investors. Subsequent debt issuances have lowered this price to $0.0075 per share. The Holder was given registration rights. The Cavalry Fund I Note may be prepaid in whole or in part of the outstanding balances at 115% prior to maturity. 168,750,000 common shares of the Company have been reserved with the transfer agent for possible conversion and exercise of warrants. Warrants to purchase 41,250,000 shares of common stock at 110% of the opening price on the first day the Company trades on the Nasdaq exchange were issued to the Holder. Through December 31, 2023, the Company exercised its right to convert $192,230 of principal and penalties into 168,750,000 shares of common stock leaving a principal and accrued interest balance at December 31, 2023 of $826,833 and $414,419.  See below regarding derivative securities in default.

On January 31, 2022, TPT Global Tech, Inc. and Talos Victory Fund, LLC entered into a convertible promissory note totaling $271,750 and a securities purchase agreement (“Talos Note”). The Talos Note is due twelve months from funding, has an original issue discount of 8% and interest rate at 10% per annum (default, as defined, at 16%). There is an optional conversion in the event a Nasdaq Listing prior to nine months from funding for which the Holder’s principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Holder at $0.0075. The Holder was given registration rights. The Talos Note may be prepaid in whole or in part of the outstanding balances at 100% prior to maturity unless the Holder chose to convert their balances into common stock which they have three days to do so. 73,372,499 common shares of the Company have been reserved with the transfer agent for possible conversion and exercise of warrants. Warrants, expiring five years from issuance, were issued to exercise up to 9,058,333 warrants to purchase 9,058,333 common shares at $0.015, provided, however, that if the Company consummates an Uplist Offering on or before July 6, 2022 then the exercise price shall be 110% of the offering price at which the Uplist Offering is made. The Company and the holder executed the securities purchase agreement in accordance with and in reliance upon the exemption from securities registration for offers and sales to accredited investors afforded, inter alia, by Rule 506 under Regulation D as promulgated by the SEC under the 1933 Act, and/or Section 4(a)(2) of the 1933 Act. Through December 31, 2023, Talos exercised its right to convert $300,675 of principal and interest into 40,090,000 shares of common stock leaving a zero balance of principal and accrued interest.  See below regarding derivative securities in default.

On January 31, 2022, TPT Global Tech, Inc. and Blue Lake Partners, LLC entered into a convertible promissory note totaling $271,750 and a securities purchase agreement (“Blue Lake Note”). The Blue Lake Note is due twelve months from funding, has an original issue discount of 8% and interest rate at 10% per annum (default, as defined, at 16%). There is an optional conversion in the event a Nasdaq Listing prior to nine months from funding for which the Holder’s principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Holder at $0.0075. The Holder was given registration rights. The Blue Lake Note may be prepaid in whole or in part of the outstanding balances at 100% prior to maturity unless the Holder chose to convert their balances into common stock which they have three days to do so. 73,372,499 common shares of the Company have been reserved with the transfer agent for possible conversion and exercise of warrants. Warrants, expiring five years from issuance, were issued to exercise up to 9,058,333 warrants to purchase 9,058,333 common shares at $0.015, provided, however, that if the Company consummates an Uplist Offering on or before July 6, 2022 then the exercise price shall equal 110% of the offering price at which the Uplist Offering is made. The Company and the holder executed the securities purchase agreement in accordance with and in reliance upon the exemption from securities registration for offers and sales to accredited investors afforded, inter alia, by Rule 506 under Regulation D as promulgated by the SEC under the 1933 Act, and/or Section 4(a)(2) of the 1933 Act.  Through December 31, 2023, Blue Lake exercised its right to convert $360,447 of principal, interest and penalties into 48,059,600 of common shares leaving a balance of $8,165 in principal and $0 of accrued interest as of December 31, 2022.  See below regarding derivative securities in default.

On June 13, 2022, TPT Global Tech, Inc. and 1800 Diagonal Lending LLC entered into a $200,760 promissory note agreement (1800 Diagonal Note”). The 1800 Diagonal Note has an original issue discount of 12%, or $21,510, and bears interest at 22%, and is convertible into shares of the Company’s common stock only under default, as defined. 10 payments of $22,485 beginning on July 30, 2022 are to be made each month totaling $224,851. At any time following default, as defined, conversion rights exist at a discount rate of 25% of the lowest trading price for the Company’s common stock during the previous 10 trading days prior to conversion. 194,676,363 common shares of the Company have been reserved with the transfer agent for possible conversion under a default. During the years ended December 31, 2023 and 2022, 1800 Diagonal exercised its right to convert $146,903 and $90,000 of principal, interest into 127,426,443 and 63,560,606, respectively, of common shares leaving a balance of $0 in principal and accrued interest as of December 31, 2022.  See below regarding derivative securities in default.

On February 8, 2023, TPT Global Tech, Inc. and 1800 Diagonal Lending LLC entered into a $81,675 promissory note agreement (1800 Diagonal Note #2”). The 1800 Diagonal Note #2 has an original issue discount of 9%, or $7,425, and bears interest at 9%, 22% upon default, and is convertible into shares of the Company’s common stock only under default, as defined.  Total of $81,675 plus and accrued interest is due February 8, 2024. A penalty on the principal balance has been accrued of $40,838 because of defaults of covenants on other financing arrangements. At any time following default, as defined, conversion rights exist at a discount rate of 25% of the lowest trading price for the Company’s common stock during the previous 10 trading days prior to conversion. 150,000,000 common shares of the Company have been reserved with the transfer agent for possible conversion under a default. Through December 31, , 2023, 1800 Diagonal Lending LLC has exercised its right to convert $106,159 in principal or interest into 509,055,556 common shares leaving a balance of $57,195 in principal and $6,941 in accrued interest as of December 31, 2023.  See below regarding derivative securities in default.

On February 9, 2023, TPT Global Tech, Inc. and FirstFire Global Opportunities Fund, LLC (“First Fire”) entered into a $330,000 promissory note agreement (Firstfire Note #2”). The FirstFire Note #2 has an original issue discount of 9%, or $30,000, and bears interest at 10%, 20% upon default, and is convertible into shares of the Company’s common stock only under default, as defined.  $33,000 of interest is considered earned at the issue date.  Total of $330,000 plus accrued interest is due February 8, 2024. A penalty on the principal balance has been accrued of $165,000 because of defaults of covenants on other financing arrangements. Conversion rights exist that at any time after issuance, the FirstFire Note #2 can be exchanged for shares of common stock at $.0012 per share. 350,000,000 common shares of the Company’s common stock have been reserved with the transfer agent for possible conversion. Through December 31, 2023, First Fire has not exercised its right to convert any balances into common shares leaving a balance of $495,000 in principal and $103,950 in accrued interest as of December 31, 2023.

Dated October 31, 2023, but consummated on November 8, 2023, TPT Global Tech, Inc. and 1800 Diagonal Lending LLC entered into a 9% Convertible Promissory Note totaling $83,750 (the “1800 Diagonal Note #3”). The 1800 Diagonal Note #3 bears interest at 9%, 22% upon default, is due August 15, 2024 and is convertible, with any outstanding accrued interest or fees, into restricted shares of Common Stock of the Company at a discount of 39% of the market. There are no warrants or options attached to this Note. The Company has initially reserved 600,000,000 shares of Common Stock for conversion pursuant to the Note.

The Company entered into a convertible note payable March 27, 2023 with Michael Littman, Atty Defined Benefit Plan for the acquisition of 500,000 Series A Super Majority Voting Preferred Shares of ASHI due in 180 days, bearing interest at 6.0% per annum (12% default rate) and is convertible into shares of the Company’s common stock at 85% of the volume weighted average price for the preceding five market trading days.

The Company is in default under all of its derivative financial instruments and has accounted for these defaults under each agreements default provisions. In February 2022, the Company defaulted on its FirstFire, Cavalry Investment, and Cavalry Fund I Notes for failure to uplist within one hundred twenty (120) days from the date of the Notes. 1800 Diagonal and 1800 Diagonal #2 were in default from cross default provisions. In total, $253,318 and $704,411  was recorded as interest expense for the years ended December 31, 2023 and 2022, respectively, representing additional principal and interest because of default. Notice of default was received from EMA for not reserving enough shares for conversion and for not having filed a Form S-1 Registration Statement with the Securities and Exchange Commission. It was the intent of the Company to pay back all derivative securities prior to the due dates but that has not occurred in case of EMA. As such, the Company is currently in negotiations with EMA and relative to extending the due date and changing terms on the Note.  The Company has been named in a lawsuit by EMA for failing to comply with a Securities Purchase Agreement entered into in June 2019.  See Note 9 Other Commitments and Contingencies.

(3) On April 1, 2022, the Company entered into a Future Receivable Sale and Purchase Agreement (“Mr. Advance Agreement”) with Mr. Advance LLC (”Mr. Advance”). The balance to be purchased and sold is $411,000 for which the Company received $270,715, net of fees. Under the Mr. Advance Agreement, the Company is to pay $8,935 per week for 46 weeks at an effective interest rate of approximately 36% annually.   The Company is in default with this Agreement for non-payment and is working to restructure its terms. The balance outstanding as of December 31, 2023 is $214,484 net of discounts and payments made.

On April 1, 2022, the Company entered into a Future Receipts Sale and Purchase Agreement (“CLOUDFUND Agreement”) with CLOUDFUND LLC (”CLOUDFUND”). The balance to be purchased and sold is $411,000 for which the Company received $272,954, net of fees. Under the CLOUDFUND Agreement, the Company is to pay $8,935 per week for 46 weeks at an effective interest rate of approximately 36% annually.  The Company is in default with this Agreement for non-payment and is working to restructure its terms.

The balance outstanding as of December 31, 2023 is $244,670, net of discounts.

On April 27, 2022, the Company entered into a Future Receivables Sale and Purchase Agreement (“Fox Capital Agreement”) with Fox Capital Group, Inc. (”Fox Capital”). The balance to be purchased and sold is $138,000 for which the Company received $90,000, net of fees. Under the Fox Capital Agreement, the Company is to pay $4,313 per week for 32 weeks at an effective interest rate of approximately 36% annually.  The Company is in default with this Agreement for non-payment and is working to restructure its terms.

The balance outstanding as of December 31, 2023 is $78,313, net of discounts.

(4) The Line of Credit originated with a bank and was secured by the personal assets of certain shareholders of Copperhead Digital. During 2016, the Line of Credit was assigned to the Copperhead Digital shareholders, who subsequent to the Copperhead Digital acquisition by TPTG became shareholders of TPTG, and the secured personal assets were used to pay off the bank. The Line of Credit bears a variable interest rate based on the 1 Month LIBOR plus 2.0%, 4.4% as of December 31, 2022, is payable monthly, and is secured by the assets of the Company. 1,000,000 shares of Common Stock of the Company have been reserved internally to accomplish raising the funds to pay off the Line of Credit. Since assignment of the Line of Credit to certain shareholders, which balance on the date of assignment was $2,597,790, those shareholders have loaned the Company $445,600 under the similar terms and conditions as the line of credit but most of which were also given stock options totaling $85,120 which expired as of December 31, 2019 (see Note 8) and was due, as amended, August 31, 2020.  $300,461 of the principal balance was exchanged for 60,092 shares of Series E Preferred Stock in April 2022.  See Note 8.  The Company is in negotiations to refinance this Line of Credit.

During the years ended December 31, 2019 and 2018, those same shareholders and one other have loaned the Company money in the form of convertible loans of $136,400 and $537,200, respectively, described in (2) and (6).

(5) $350,000 represents cash due to the prior owners of the technology acquired in December 2016 from the owner of the Lion Phone which is due to be paid as agreed by the Company and the former owners of the Lion Phone technology and has not been determined.

$4,000,000 represents a promissory note included as part of the consideration of VuMe, formerly ViewMe Live technology acquired in 2017, later agreed to as being due and payable in full, with no interest with $2,000,000 from debt proceeds and the remainder from proceeds from a second Company public offering.

$1,000,000 represents a promissory note which was entered into on May 6, 2020 for the acquisition of Media Live One Platform from Steve and Yuanbing Caudle for the further development of software. This was expensed as research and development in the year ended December 31, 2020. This $1,000,000 promissory note is non-interest bearing, due after funding has been received by the Company from its various investors and other sources. Mr. Caudle is a principal with the Company’s VuMe technology.

Both the $4,000,000 and $1,000,000 promissory notes related to the VuMe technology and Media Live One Platform were exchanged through a Software Acquisition Agreement dated as of March 25, 2022 for shares of the Company’s Series E Preferred Stock.  See Note 8.  In this same agreement, the Company agreed to pay Mr. and Mrs. Caudle $1,750,000 for additional developed software that will be used with the VuMe technology which was expensed as research and development during the year ended December 31, 2022.  $200,000 had been paid and was accounted for as a deposit as of December 31, 2021.  Subsequently, this was used against the purchase price and the remainder was setup as a note payable as of December 31, 2022. $550,000 to be paid from first proceeds raised by the Company and $1,000,000 as agreed by the Company and Mr. and Mrs. Caudle.

$115,500 represents part of a $500,000 Note Payable related to the acquisition of 75% of Air Fitness, payable six months from the date of the note or as agreed by the Company out of future capital raising efforts.  During 2022, $384,500 of the Note Payable and $49,985 of accrued interest were exchanged for 104,961 Series E Preferred Shares.

(6) During 2018, the Company issued convertible promissory notes in the amount of 537,200 to related parties and $10,000 to a non-related party which bear interest at 6% (11% default interest rate), are due 30 months from issuance and are convertible into Series C Preferred Stock at $1.00 per share.  $106,000 of these notes were exchanged for 21,200 shares of Series E Preferred Stock in April 2022 and $19,400 were repaid prior to December 31, 2021.

(7) The bank loan we previously had with Crestmark Bank, later known as Pathward Bank, was paid off by Michael Murphy in December 2023, a related party who had guaranteed the loan.  The terms and conditions with Mr. Murphy have not been put in writing but the intent as communicated by Mr. Murphy is for the new terms to simulate terms and conditions as was with Crestmark Bank and have the Company pay monthly interest payments, for now.  The bank loan principal was for $360,000 dated May 28, 2019 which bore interest at Prime plus 6%, 14.5% as of December 31, 2023 and, as amended, was interest only through October 3, 2023 at which time the monthly payment of principal and interest of $40,000 was required until the due date of May 1, 2024. The bank loan was collateralized by the assets of the Company and guaranteed by Mr. Murphy.  This loan was considered in default when Mr. Murphy paid it off, which payoff was approximately $397,000 including accrued interest and penalties.

The other shareholder debt represents funds given to TPTG or subsidiaries by officers and managers of the Company as working capital. There are no written terms of repayment or interest that is being accrued to these amounts and they will only be paid back, according to management, if cash flows support it. They are classified as current in the balance sheets.

See Lease financing arrangement in Note 9.